LONG-TERM PREPAYMENTS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Beijing Lentuo Electromechanical Group Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Beijing Lentuo Electromechanical Group Co., Ltd. [Member] CNY	Dec. 31, 2013 Beijing Lentuo Tongda Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Beijing Lentuo Tongda Co., Ltd. [Member] CNY
Long Term Prepayments [Line Items]
Prepayments for the expansion of automobile dealerships			20,000
Prepayment for purchase of a property	22,871	138,453
Deposit for financing from Toyota Financing Corporation	1,074	6,500	6,500
Total long-term prepayments	23,945	144,953	26,500
Long-term prepayments, related parties				$ 20,172	125,387	$ 29,302	177,382